REVENUES	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUES	REVENUES
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Gas Transmission	$1,357	$1,483	$1,314
Distribution	512	397	372
Leasing	1,568	385	—
Connections	192	200	171
Other	37	38	29
Total	$3,666	$2,503	$1,886
During the year ended December 31, 2024, revenues benefited from the acquisition of our global intermodal logistics operation, along with inflationary tariff increases and capital commissioned into rate base.
b)Revenues from external customers
The following table disaggregates revenues by geographical region:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Brazil	$1,359	$1,483	$1,314
United Kingdom	746	635	572
United States	41	12	—
France	307	70	—
Switzerland	311	71	—
Singapore	318	54	—
China	124	51	—
Denmark	179	40	—
Hong Kong	88	17	—
Germany	46	12	—
Other	147	58	—
	$3,666	$2,503	$1,886
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the year ended December 31, 2024, revenue generated from this customer was $1,287 million (2023: $1,449 million, 2022: $1,314 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.
c)Non-Current Assets

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
United Kingdom	$5,916	$5,624
Brazil	2,950	3,596
Switzerland	1,897	2,197
France	1,881	2,170
Singapore	2,092	1,800
China	1,041	1,573
Denmark	1,097	1,232
United States	295	375
Australia	4	5
Other Asia	814	1,270
Other Europe	17	632
Other	819	631
	$18,823	$21,105